Annual Total Returns (Bar Chart) - Lifestyle Balanced Trust (Lifestyle Balanced Trust, Series I, Lifestyle Balanced Trust)	12 Months Ended
May 01, 2011
Lifestyle Balanced Trust | Series I, Lifestyle Balanced Trust
Bar Chart Table:
2001	(4.85%)
2002	(9.95%)
2003	23.97%
2004	13.49%
2005	6.88%
2006	12.73%
2007	6.47%
2008	(31.30%)
2009	30.75%
2010	11.75%